Label	Element	Value
One+One S&P 500® and Bitcoin ETF | United States Treasury Bill 3.61% 3/17/2026 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	52.10%
One+One S&P 500® and Bitcoin ETF | Reverse Repurchase Agreements [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(51.50%)
One+One S&P 500® and Bitcoin ETF | S&P 500 Micro E-Mini Futures Mar26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	111.80%
One+One S&P 500® and Bitcoin ETF | CME Micro Bitcoin Futures Mar26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.00%